Share-Based Payments - Summary of Stock Option Activity (Detail) - 2013 Stock Incentive Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding at beginning of year	390,856	247,889
Options, Granted	173,889	142,967
Options, Exercised	0	0
Options, Forfeited or expired	(2,750)
Options, Outstanding at end of year	561,995	390,856	247,889
Options, Fully vested and expected to vest	561,995	390,856
Options, Exercisable at end of year	351,700	231,606
Weighted Average Exercise Price, Outstanding at beginning of year	$ 13.55	$ 13.29
Weighted Average Exercise Price, Granted	21.25	13.99
Weighted Average Exercise Price, Exercised	0	0
Weighted Average Exercise Price, Forfeited or expired	(14.25)
Weighted Average Exercise Price, Outstanding at end of year	15.93	13.55	$ 13.29
Weighted Average Exercise Price, Fully vested and expected to vest	15.93	13.55
Weighted Average Exercise Price, Exercisable at end of year	$ 14.79	$ 13.94
Weighted Average Remaining Contractual Term, Granted	10 years	10 years
Weighted Average Remaining Contractual Term, Forfeited or expired	10 years
Weighted Average Remaining Contractual Term, Outstanding at beginning of year	8 years	8 years	7 years
Weighted Average Remaining Contractual Term, Outstanding at end of year	8 years	8 years	7 years
Weighted Average Remaining Contractual Term, Fully vested and expected to vest	8 years	8 years
Weighted Average Remaining Contractual Term, Exercisable at end of year	7 years	7 years
Aggregate Intrinsic Value, Outstanding at beginning of year	$ 428	$ 150
Aggregate Intrinsic Value, Outstanding at end of year	4,194	428	$ 150
Aggregate Intrinsic Value, Fully vested and expected to vest	4,194	428
Aggregate Intrinsic Value, Exercisable at end of year	$ 3,024	$ 225